OTHER OPERATING INCOME AND EXPENSES (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Marketing & commissions	SFr (185.7)	SFr (188.7)	SFr (195.4)
Network related costs	(117.2)	(146.1)	(150.5)
Professional services	(69.5)	(84.0)	(111.6)
Facility & energy	(64.2)	(64.6)	(54.4)
IT expenses	(80.2)	(99.2)	(78.8)
Administration	(39.8)	(39.7)	(39.5)
Call centre services	(42.0)	(40.8)	(47.0)
Allowance for receivables	(19.9)	(30.8)	(15.6)
Other expenses	(4.6)	(2.5)	(66.1)
Total other operating expenses	(623.1)	(696.4)	(758.8)
Capitalised labour as non-current assets	63.3	63.0	68.3
Other income	0.0	5.1	37.4
Total other operating income and capitalised labour	SFr 63.3	68.1	105.7
Prior Period Reclassification Adjustments
Disclosure of attribution of expenses by nature to their function [line items]
Marketing & commissions		(0.1)	0.2
Network related costs		(24.5)	(16.9)
Professional services		(21.7)	(18.6)
Facility & energy		(1.9)	(0.7)
IT expenses		41.6	29.4
Administration		5.0	0.1
Call centre services		6.1	7.8
Allowance for receivables		(4.5)	(1.3)
Other expenses		0.0	0.0
Total other operating expenses		SFr 0.0	SFr 0.0